Financial instruments - additional disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	$ 7,517	$ 10,397
Cash and cash equivalents [member] | Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		2,010
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	874	5,980
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	9	2,741
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	37	34
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	828	1,195
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1,581	1,772
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Contingent consideration receivables [member]
Disclosure of financial assets [line items]
Financial assets	650	641
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Associated companies at fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial assets	129	192
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	204	105
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	317	468
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	281	366
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	27,971	32,492
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	8,066	8,005
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	958	793
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of financial assets [line items]
Financial assets	11,089	12,965
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of financial assets [line items]
Financial assets	$ 341	$ 332